Sep. 30, 2025
INCOME FUND OF AMERICA
Investment objectives
The fund’s investment objectives are to provide you with current income while secondarily striving for capital growth.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”) ($250,000 for Class 529-A shares). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 37 of the prospectus and on page 90 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	3.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	1.00*	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.25	none	none	0.23
Other expenses	0.09	0.09	0.09	0.16	0.15	0.04	0.14
Total annual fund operating expenses	0.56	1.31	0.56	0.63	0.37	0.26	0.59

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Distribution and/or service (12b-1) fees	0.99	0.50	0.25	0.25	none	none	0.99
Other expenses	0.14	0.11	0.14	0.21	0.12	0.09	0.13
Total annual fund operating expenses	1.35	0.83	0.61	0.68	0.34	0.31	1.34

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.38	0.24	0.18	0.14	0.19	0.08	0.04
Total annual fund operating expenses	1.35	1.06	0.90	0.61	0.41	0.30	0.26

*  A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$629	$233	$306	$64	$38	$27	$408	$237	$85	$311	$69	$35	$32	$136
3 years	744	415	425	202	119	84	532	428	265	440	218	109	100	425
5 years	870	718	555	351	208	146	668	739	460	582	379	191	174	734
10 years	1,236	1,372	934	786	468	331	1,062	1,133	1,025	993	847	431	393	1,613

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$137	$108	$92	$62	$42	$31	$27		1 year	$133	$137
3 years	428	337	287	195	132	97	84		3 years	415	428
5 years	739	585	498	340	230	169	146		5 years	718	739
10 years	1,624	1,294	1,108	762	518	381	331		10 years	1,372	1,133

For the share classes listed to the right, you would pay the following if you did not redeem your shares:

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$137	$108	$92	$62	$42	$31	$27		1 year	$133	$137
3 years	428	337	287	195	132	97	84		3 years	415	428
5 years	739	585	498	340	230	169	146		5 years	718	739
10 years	1,624	1,294	1,108	762	518	381	331		10 years	1,372	1,133

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 65% of the average value of its portfolio.

Principal investment strategies

Normally the fund invests primarily in income-producing securities. These include equity securities, such as dividend-paying common stocks, and debt securities, such as interest-paying bonds.

Generally at least 60% of the fund’s assets will be invested in common stocks and other equity-type securities. However, the composition of the fund’s investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions. The fund may also invest up to 30% of its assets in common stocks and other equity-type securities of issuers domiciled outside the United States, including issuers in emerging markets. In addition, the fund may invest up to 20% of its assets in lower quality, higher yielding nonconvertible debt securities (rated Ba1 and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser); such securities are sometimes referred to as “junk bonds.” The fund may also invest up to 10% of its assets in debt securities tied economically to countries outside the United States; however, these securities must be denominated in U.S. dollars.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)

Highest/Lowest quarterly results during this period were:

Highest 10.33% (quarter ended December 31, 2022)

Lowest -16.16% (quarter ended March 31, 2020)

The fund's total return for the six months ended June 30, 2025, was 10.66%.

Average annual total returns For the periods ended December 31, 2024:

Average annual total returns For the periods ended December 31, 2024:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 − Before taxes	8/1/2008	11.08%	6.79%	6.92%	7.56%
− After taxes on distributions		9.09	5.20	5.38	N/A
− After taxes on distributions and sale of fund shares		7.41	4.98	5.14	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	12/1/1973	4.46%	5.32%	6.09%	10.31%
C	3/15/2001	9.05	5.79	6.06	6.91
F-1	3/15/2001	10.75	6.50	6.64	7.14
F-3	1/27/2017	11.24	6.91	N/A	7.46
529-A (with maximum sales charge)	2/15/2002	6.94	5.78	6.28	7.08
529-C	2/19/2002	8.96	5.73	6.25	7.10
529-E	2/25/2002	10.57	6.29	6.41	6.96
529-F-1	9/17/2002	11.02	6.72	6.87	7.98
529-F-2	10/30/2020	11.12	N/A	N/A	9.69
529-F-3	10/30/2020	11.17	N/A	N/A	9.74
R-1	6/17/2002	10.01	5.75	5.87	6.48
R-2	5/31/2002	9.98	5.74	5.87	6.33
R-2E	8/29/2014	10.34	6.05	6.20	6.01
R-3	6/4/2002	10.53	6.22	6.34	6.87
R-4	6/27/2002	10.82	6.53	6.66	7.42
R-5E	11/20/2015	11.04	6.75	N/A	7.58
R-5	5/15/2002	11.18	6.86	6.99	7.44
R-6	5/1/2009	11.22	6.91	7.03	9.83

Indexes	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	25.02%	14.53%	13.10%	12.02%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	16.26	9.41	9.10	8.99
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.25	-0.33	1.35	2.77
Class F-2 annualized 30–day yield at July 31, 2025: 3.60% (For current yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.)

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.